Acquisitions (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Business Acquisition [Line Items]
Payments to Acquire Businesses, Net of Cash Acquired	$ 7.3	$ 0	$ 164.0
Business acquisition, contingent consideration	$ 15.2	$ 23.1